JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 64.2%
Fixed Income — 24.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	96,294	698,132
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,046	32,649
JPMorgan High Yield Fund Class R6 Shares (a)	21,464	139,298
Total Fixed Income		870,079
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,121	112,045
U.S. Equity — 36.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,119	1,283,633
Total Investment Companies (Cost $1,635,344)		2,265,757
Exchange-Traded Funds — 27.5%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	490	46,915
International Equity — 20.5%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,718	112,950
JPMorgan BetaBuilders International Equity ETF (a)	8,328	608,922
Total International Equity		721,872
U.S. Equity — 5.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,238	134,198
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	875	65,684
Total U.S. Equity		199,882
Total Exchange-Traded Funds (Cost $666,317)		968,669
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.1%
U.S. Treasury Bonds
4.63%, 2/15/2040	760	759
3.13%, 2/15/2043	2,235	1,790
3.88%, 2/15/2043	605	538
3.00%, 8/15/2048	6,015	4,414
1.38%, 8/15/2050	2,265	1,108
1.63%, 11/15/2050	2,599	1,356
4.13%, 8/15/2053	2,095	1,837
4.25%, 2/15/2054	720	645
4.50%, 11/15/2054	145	135
4.75%, 5/15/2055	120	117
U.S. Treasury Notes
4.25%, 11/30/2026	2,320	2,328
4.13%, 1/31/2027 (b)	5,511	5,528
1.38%, 10/31/2028	2,700	2,539
3.50%, 11/15/2028	3,569	3,540
4.25%, 1/31/2030	4,217	4,270
4.88%, 10/31/2030	7,144	7,422

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.63%, 12/31/2030	3,200	3,157
1.38%, 11/15/2031	3,600	3,122
3.88%, 8/31/2032	1,125	1,111
3.88%, 12/31/2032	1,978	1,949
3.50%, 2/15/2033	205	197
4.50%, 11/15/2033	4,780	4,879
4.00%, 2/15/2034	3,910	3,857
3.88%, 8/15/2034	5,849	5,700
4.25%, 11/15/2034	1,070	1,070
4.25%, 5/15/2035	1,040	1,037
4.00%, 11/15/2035	600	585
U.S. Treasury STRIPS Bonds
4.29%, 11/15/2033 (c)	380	276
4.08%, 8/15/2034 (c)	679	474
4.11%, 11/15/2034 (c)	389	268
4.29%, 2/15/2035 (c)	530	361
4.28%, 8/15/2035 (c)	1,019	677
4.28%, 2/15/2036 (c)	259	167
4.35%, 5/15/2036 (c)	498	318
4.47%, 8/15/2036 (c)	1,585	997
4.47%, 11/15/2036 (c)	585	363
4.51%, 2/15/2037 (c)	2,004	1,225
4.52%, 5/15/2037 (c)	2,470	1,490
4.57%, 8/15/2037 (c)	3,661	2,176
4.37%, 11/15/2037 (c)	113	66
4.77%, 8/15/2040 (c)	2,450	1,216
5.29%, 11/15/2040 (c)	210	103
4.96%, 2/15/2042 (c)	194	88
5.11%, 11/15/2044 (c)	954	368
Total U.S. Treasury Obligations (Cost $76,980)		75,623
Corporate Bonds — 1.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	655
6.53%, 5/1/2034	50	54
3.75%, 2/1/2050	250	177
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	195	193
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	235
5.40%, 7/31/2033	61	63
Leidos, Inc.
5.75%, 3/15/2033	50	52
5.00%, 3/15/2036	85	82
Northrop Grumman Corp. 3.85%, 4/15/2045	90	71

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
3.75%, 11/1/2046	80	61
2.82%, 9/1/2051	70	43
		1,686
Automobiles — 0.0% ^
Hyundai Capital America 2.38%, 10/15/2027 (d)	198	192
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	200	203
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	209
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	200	204
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	200	195
Banco Santander SA (Spain)
5.59%, 8/8/2028	200	205
4.55%, 11/6/2030	200	197
5.13%, 11/6/2035	200	195
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	610	552
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	80	84
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	130	133
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	415	409
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	200	205
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (e)	155	153
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (d)	200	206
4.54%, 1/15/2031 (d)	200	197
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	200	202
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	202
(SOFR + 2.42%), 6.04%, 3/12/2055 (e)	216	221
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	275	279
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	205
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	280	284
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	200	207
BPCE SA (France)
5.28%, 5/30/2029 (d)	250	255
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	250	253
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	256
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	250	256
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	200	218
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	200	201
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	400	394

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	682
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	268	242
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	250	252
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	250	253
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (e)	250	245
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	250	245
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	200	201
DNB Bank ASA (Norway)
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	305	308
(SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	200	197
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	316	326
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	20	19
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	650	627
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	245	249
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	200	197
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	200	196
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	200	196
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	80	81
ING Groep NV (Netherlands) Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	200	199
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	400	394
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	330	333
(SOFR + 1.37%), 5.31%, 1/28/2037 (e)	35	34
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (e)	250	241
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	200	196
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	250	259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	200	201
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	400	398
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	266	266
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	130	131
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	170	170
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	75	77
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	215
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	200	199

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	400	427
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	207
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	300	294
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	260	252
Sumitomo Mitsui Financial Group, Inc. (Japan) (SOFR + 1.36%), 5.57%, 1/15/2047 (e)	200	194
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	49	52
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	150	152
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	185	184
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	150	145
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	115	117
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	26	27
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	30	30
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	27	27
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	32	32
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	330	338
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	300	305
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	36	37
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	170	166
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	18	13
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	120	99
		18,506
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	171
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	55	55
5.70%, 3/26/2036 (d)	40	40
		266
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	255	259
4.75%, 3/15/2036	40	39
4.05%, 11/21/2039	300	263
5.55%, 3/15/2056	60	59
Amgen, Inc.
3.15%, 2/21/2040	314	244
5.65%, 3/2/2053	335	324
Biogen, Inc. 5.75%, 5/15/2035	80	83
Gilead Sciences, Inc. 2.60%, 10/1/2040	182	132
		1,403
Broadline Retail — 0.0% ^
Amazon.com, Inc.
4.88%, 3/13/2036	129	128

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — continued
3.95%, 4/13/2052	150	115
5.80%, 3/13/2056	90	90
		333
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	41
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	60	66
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	41
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	300	296
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	150	148
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	152
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	200	207
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	155	157
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	170	169
(SOFR + 3.04%), 3.55%, 9/18/2031 (e)	150	141
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	80	84
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	175	180
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	185	187
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	240	236
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	385	386
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	295	286
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	220	215
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	150	134
Morgan Stanley
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	140	144
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	70	71
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	30	29
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	175	174
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	550	486
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	40	41
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	95	95
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (e)	65	63
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	145	142
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	40	30
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	500	498
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (e)	40	40
(SOFR + 1.22%), 4.78%, 10/23/2036 (e)	60	58
UBS Group AG (Switzerland)
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	200	195
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (e)	310	293
		5,444
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	304	300

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
EIDP, Inc. 5.13%, 5/15/2032	155	157
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	200	178
RPM International, Inc. 2.95%, 1/15/2032	61	55
		690
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	200	208
5.04%, 3/25/2030 (d)	95	96
		304
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	110	108
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	297
6.10%, 1/15/2027	400	404
4.75%, 1/15/2033	150	146
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (e)	150	156
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	55	55
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	120	122
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	70	68
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (d)	112	108
4.95%, 1/15/2028 (d)	145	145
5.75%, 3/1/2029 (d)	35	36
4.20%, 4/15/2029 (d)	70	69
5.15%, 1/15/2030 (d)	150	151
4.90%, 10/10/2030 (d)	45	45
4.70%, 1/30/2031 (d)	80	78
4.95%, 10/15/2032 (d)	31	30
4.85%, 4/1/2033 (d)	127	122
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	60	62
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	115	111
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	65	65
5.15%, 3/17/2030 (d)	22	22
		2,292
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	50
5.50%, 9/15/2054	40	37
		87
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	140	136

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	49	49
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	200	201
Sonoco Products Co. 5.00%, 9/1/2034	100	98
		484
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Equinix Europe 2 Financing Corp. LLC 4.70%, 3/15/2033	160	155
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	72
WP Carey, Inc.
2.40%, 2/1/2031	36	32
2.45%, 2/1/2032	40	35
		294
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
5.13%, 4/30/2036	210	208
3.50%, 6/1/2041	128	99
3.55%, 9/15/2055	76	49
Comcast Corp.
5.17%, 1/15/2037 (d)	123	120
3.25%, 11/1/2039	334	258
2.80%, 1/15/2051	130	74
5.35%, 5/15/2053	180	159
Orange SA (France) 5.00%, 1/13/2036 (d)	240	236
		1,203
Electric Utilities — 0.2%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	56
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	174
5.65%, 6/1/2054	80	78
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	221
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	67
Series B, 3.65%, 3/1/2052	45	33
Duke Energy Corp.
6.10%, 9/15/2053	70	70
5.70%, 9/15/2055	80	76
Duke Energy Florida LLC 5.95%, 11/15/2052	62	63
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	505	517
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	20	18
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	250	261
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	142
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	200	194
Entergy Arkansas LLC 5.75%, 6/1/2054	70	68

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
4.00%, 3/15/2033	40	38
5.70%, 3/15/2054	100	97
Entergy Mississippi LLC 5.00%, 9/1/2033	100	100
Evergy Metro, Inc. 4.95%, 4/15/2033	89	90
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	220	224
Eversource Energy 3.38%, 3/1/2032	290	266
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	215	213
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	274	227
Florida Power & Light Co. 5.30%, 4/1/2053	50	47
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	36
Interstate Power and Light Co. 4.95%, 9/30/2034	55	54
ITC Holdings Corp.
5.40%, 6/1/2033 (d)	200	203
5.50%, 4/15/2036 (d) (f)	30	30
Jersey Central Power & Light Co. 5.10%, 1/15/2035	45	45
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	40
Monongahela Power Co. 5.85%, 2/15/2034 (d)	30	32
Nevada Power Co. 6.00%, 3/15/2054	30	30
New England Power Co. 2.81%, 10/6/2050 (d)	62	37
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	103
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	45	44
Northern States Power Co. 5.10%, 5/15/2053	100	91
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	118	114
5.41%, 10/15/2035 (d)	160	157
Ohio Power Co. 5.00%, 6/1/2033	70	70
Pacific Gas and Electric Co.
6.15%, 1/15/2033	100	105
5.80%, 5/15/2034	53	54
6.00%, 8/15/2035	155	160
3.75%, 8/15/2042 (g)	322	241
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,021
Series A-3, 5.54%, 7/15/2047	65	64
Series A-3, 5.53%, 6/1/2049	170	167
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	29
Series A-5, 5.10%, 6/1/2052	35	32
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	71
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	42
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	71
5.20%, 1/15/2035	30	30
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	48	47

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.34%, 3/15/2045	90	89
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	59
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	46	46
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	150	112
5.88%, 12/1/2053	67	63
5.75%, 4/15/2054	125	116
5.90%, 3/1/2055	70	67
Tucson Electric Power Co. 5.50%, 4/15/2053	90	84
Union Electric Co.
5.20%, 4/1/2034	150	152
3.90%, 4/1/2052	163	122
5.45%, 3/15/2053	50	47
Vistra Operations Co. LLC
4.60%, 10/15/2030 (d)	132	129
6.00%, 4/15/2034 (d)	74	76
5.70%, 12/30/2034 (d)	45	45
5.25%, 10/15/2035 (d)	144	140
5.35%, 1/31/2036 (d)	75	73
		8,015
Electrical Equipment — 0.0% ^
Eaton Corp. 4.50%, 3/6/2033	220	217
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	130	122
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	120	118
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	250	255
Financial Services — 0.0% ^
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	84	83
Fiserv, Inc. 5.15%, 8/12/2034	300	291
Global Payments, Inc.
5.40%, 3/15/2033	137	134
5.55%, 11/15/2035	255	246
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	250	254
		1,008
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	127	123
5.15%, 8/4/2035	125	124
JBS NV
3.00%, 5/15/2032	100	89
6.75%, 3/15/2034	260	286
5.95%, 4/20/2035	50	52
5.50%, 1/15/2036	110	110

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
6.50%, 12/1/2052	25	25
6.38%, 4/15/2066	110	108
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	49
4.38%, 6/1/2046	29	23
4.88%, 10/1/2049	150	123
Mars, Inc. 5.65%, 5/1/2045 (d)	205	202
		1,314
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	131
		159
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	32
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	150	150
Uber Technologies, Inc. 4.80%, 9/15/2034	65	64
		246
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
Solventum Corp. 5.60%, 3/23/2034	146	149
		166
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	37
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc.
5.13%, 2/15/2034	290	292
4.25%, 3/1/2045	100	83
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	43
Cigna Group (The) 3.20%, 3/15/2040	197	153
CommonSpirit Health 2.78%, 10/1/2030	74	68
HCA, Inc.
3.63%, 3/15/2032	48	45
5.60%, 4/1/2034	310	316
5.45%, 9/15/2034	70	71
5.75%, 3/1/2035	112	115
4.90%, 11/15/2035	20	19
5.50%, 6/15/2047	25	23
3.50%, 7/15/2051	23	15
5.95%, 9/15/2054	55	53
6.10%, 4/1/2064	140	135
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	28
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		1,537
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	25	22

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	150
Starbucks Corp. 3.35%, 3/12/2050	52	35
		185
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	141
Constellation Energy Generation LLC 5.75%, 10/1/2041	40	40
Southern Power Co. 5.15%, 9/15/2041	174	163
		344
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	60	60
Prologis LP 5.25%, 3/15/2054	138	128
		188
Insurance — 0.0% ^
Aon North America, Inc. 5.75%, 3/1/2054	65	63
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	30
Corebridge Global Funding 4.90%, 8/21/2032 (d)	45	44
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	115	116
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	229
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	156	113
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	57
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	56
3.30%, 5/15/2050 (d)	96	64
		772
Interactive Media & Services — 0.0% ^
Alphabet, Inc.
5.50%, 2/15/2046	85	84
5.65%, 2/15/2056	125	125
5.75%, 2/15/2066	75	74
Meta Platforms, Inc.
4.88%, 11/15/2035	190	186
5.50%, 11/15/2045	180	170
5.40%, 8/15/2054	100	91
5.63%, 11/15/2055	145	136
		866
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	66
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	145	144
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	65
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	352

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
3.50%, 3/1/2042	35	24
3.70%, 4/1/2051	96	59
Time Warner Cable LLC 5.88%, 11/15/2040	70	64
		499
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	200	206
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	75	76
5.37%, 4/4/2029 (d)	240	245
5.63%, 4/4/2034 (d)	100	102
		629
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	30	21
DTE Energy Co. 5.10%, 3/1/2029	200	203
Engie SA (France) 5.63%, 4/10/2034 (d)	290	296
NiSource, Inc. 5.20%, 7/1/2029	100	102
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	81
Puget Energy, Inc. 5.73%, 3/15/2035	45	45
San Diego Gas & Electric Co.
2.95%, 8/15/2051	70	44
Series EEEE, 5.95%, 3/15/2056	50	50
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	260
		1,175
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	49
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	44	27
Cheniere Energy Partners LP 5.55%, 10/30/2035	55	56
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	72
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	44	44
5.68%, 1/15/2034 (d)	192	197
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (d)	93	88
ConocoPhillips Co. 5.50%, 1/15/2055	95	91
Coterra Energy, Inc. 5.40%, 2/15/2035	115	115
Devon Energy Corp. 5.75%, 9/15/2054	36	34
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	60	61
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	150	155
5.45%, 3/27/2036	40	40
Energy Transfer LP
5.25%, 7/1/2029	150	153

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.35%, 1/15/2036	36	36
5.00%, 5/15/2044 (g)	105	91
6.00%, 6/15/2048	55	53
Exxon Mobil Corp. 3.00%, 8/16/2039	146	116
Kinder Morgan, Inc. 7.80%, 8/1/2031	300	342
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	40	37
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	19
Ovintiv, Inc. 6.25%, 7/15/2033	150	158
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70	63
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	52	35
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	35	35
5.03%, 10/1/2029	40	40
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	72
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	156
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	25	21
		2,469
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	30	29
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	63
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	113	91
3.70%, 3/15/2052	84	61
5.55%, 2/22/2054	13	13
Eli Lilly & Co. 5.00%, 2/9/2054	210	191
Merck & Co., Inc.
4.00%, 3/7/2049	50	39
2.90%, 12/10/2061	55	31
Novartis Capital Corp. 5.70%, 3/18/2056	40	40
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	105	95
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	132
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	37
		730
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	41
UDR, Inc. 2.10%, 8/1/2032	88	74
		115
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	38
2.50%, 8/16/2031	20	18

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	60	61
		169
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	33
Broadcom, Inc.
5.05%, 7/12/2029	250	255
4.55%, 2/15/2032	151	150
4.80%, 2/15/2036	52	51
3.19%, 11/15/2036 (d)	148	124
Intel Corp.
3.73%, 12/8/2047	50	35
3.25%, 11/15/2049	140	88
KLA Corp. 3.30%, 3/1/2050	130	88
Marvell Technology, Inc.
2.95%, 4/15/2031	290	266
5.45%, 7/15/2035	259	263
Micron Technology, Inc. 5.30%, 1/15/2031	126	132
NXP BV (Netherlands)
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	55
		1,570
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	161
Oracle Corp.
4.80%, 9/26/2032	105	100
4.90%, 2/6/2033	60	57
5.70%, 2/4/2036	105	101
3.80%, 11/15/2037	184	146
3.65%, 3/25/2041	130	93
5.88%, 9/26/2045	70	60
6.55%, 2/4/2046	40	37
3.60%, 4/1/2050	140	85
3.95%, 3/25/2051	40	25
6.70%, 2/4/2056	160	148
6.85%, 2/4/2066	85	78
Roper Technologies, Inc. 1.75%, 2/15/2031	47	41
Synopsys, Inc. 5.70%, 4/1/2055	125	120
		1,252
Specialized REITs — 0.0% ^
American Tower Corp. 4.70%, 12/15/2032	205	201
Crown Castle, Inc. 5.80%, 3/1/2034	35	36
		237

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	32
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	74
Dell International LLC 5.30%, 4/1/2032	280	284
		358
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	61
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	55	50
		111
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	100	101
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	218
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	91
3.40%, 10/15/2052	185	121
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	142
		354
Total Corporate Bonds (Cost $60,794)		59,318
Mortgage-Backed Securities — 1.3%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	316
Pool # WA1626, 3.45%, 8/1/2032	469	446
Pool # WN3225, 3.80%, 10/1/2034	200	189
Pool # WS4004, 4.40%, 9/1/2036	293	283
FHLMC UMBS, 30 Year
Pool # QB8503, 2.50%, 2/1/2051	205	174
Pool # SD4767, 2.50%, 2/1/2051	440	377
Pool # QC9443, 2.50%, 10/1/2051	446	383
Pool # QD7596, 2.50%, 2/1/2052	779	666
Pool # RA6815, 2.50%, 2/1/2052	705	602
Pool # SD3952, 2.50%, 3/1/2052	806	691
Pool # SD1373, 3.00%, 5/1/2052	447	395
Pool # QE1637, 4.00%, 5/1/2052	51	49
Pool # QE1832, 4.50%, 5/1/2052	75	73
Pool # SD4119, 3.00%, 8/1/2052	377	336
Pool # SD3684, 4.50%, 11/1/2052	700	679
Pool # QI5618, 6.50%, 5/1/2054	663	693
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	360	328
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	67	64
Pool # BK2113, 2.50%, 3/1/2050	170	145
Pool # CA5658, 2.50%, 5/1/2050	54	46

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM3118, 3.00%, 5/1/2050	118	106
Pool # BP8608, 2.50%, 6/1/2050	116	99
Pool # BP9250, 2.50%, 7/1/2050	619	531
Pool # CA6635, 2.50%, 8/1/2050	100	86
Pool # FP0059, 2.50%, 8/1/2050	370	312
Pool # BR4318, 3.00%, 1/1/2051	149	134
Pool # BQ8009, 4.00%, 2/1/2051	347	332
Pool # BQ8010, 4.00%, 2/1/2051	198	190
Pool # CB0189, 3.00%, 4/1/2051	103	91
Pool # CB0458, 2.50%, 5/1/2051	539	458
Pool # FM7916, 2.50%, 6/1/2051	99	85
Pool # FM7957, 2.50%, 7/1/2051	1,011	867
Pool # CB1301, 2.50%, 8/1/2051	263	225
Pool # FM8247, 2.50%, 8/1/2051	143	123
Pool # CB1908, 2.50%, 10/1/2051	819	700
Pool # FM9491, 2.50%, 11/1/2051	562	483
Pool # FS4624, 2.50%, 11/1/2051	132	112
Pool # CB2170, 3.00%, 11/1/2051	189	167
Pool # BU1805, 2.50%, 12/1/2051	214	181
Pool # CB2313, 2.50%, 12/1/2051	163	140
Pool # FS2559, 3.00%, 12/1/2051	433	384
Pool # CB2637, 2.50%, 1/1/2052	507	435
Pool # FS7749, 3.00%, 2/1/2052	466	414
Pool # BV0295, 3.50%, 2/1/2052	175	164
Pool # CB3608, 3.50%, 5/1/2052	601	553
Pool # BV6743, 4.50%, 5/1/2052	72	70
Pool # BV9515, 6.00%, 6/1/2052	79	82
Pool # CB5380, 5.00%, 10/1/2052	274	272
Pool # BY4714, 5.00%, 6/1/2053	277	274
Pool # DA7753, 5.50%, 1/1/2054	67	68
Pool # CB8334, 5.50%, 4/1/2054	873	880
Pool # DB3860, 6.00%, 4/1/2054	416	429
Pool # DB3885, 6.50%, 5/1/2054	565	593
FNMA, Other
Pool # BL2588, 2.97%, 8/1/2026	290	288
Pool # BS7576, 4.86%, 12/1/2027	264	266
Pool # AM3010, 5.07%, 3/1/2028	99	101
Pool # AM5319, 4.34%, 1/1/2029	86	87
Pool # BL1460, 3.74%, 2/1/2029	800	794
Pool # BS8149, 4.97%, 9/1/2029	300	306
Pool # BS4290, 1.95%, 10/1/2029	500	462
Pool # BS7361, 4.76%, 1/1/2030	520	528
Pool # BL9252, 1.37%, 3/1/2030	107	96
Pool # BZ0896, 5.43%, 7/1/2030	791	824
Pool # BL9494, 1.46%, 12/1/2030	75	66
Pool # BL9652, 1.56%, 12/1/2030	373	333
Pool # BS6024, 3.96%, 2/1/2031	208	205
Pool # BS7290, 5.64%, 2/1/2031	537	563

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7121, 5.15%, 3/1/2031	400	414
Pool # BS6203, 4.26%, 4/1/2031	145	144
Pool # BS8442, 4.74%, 4/1/2031	307	312
Pool # BS2915, 1.87%, 5/1/2031	59	53
Pool # BL2999, 3.15%, 6/1/2031	766	730
Pool # BS7813, 4.83%, 6/1/2031	204	208
Pool # BS6802, 4.93%, 6/1/2031	298	304
Pool # BL3774, 2.77%, 8/1/2031	99	92
Pool # BL3648, 2.85%, 8/1/2031	99	93
Pool # BL3700, 2.92%, 8/1/2031	97	91
Pool # BS5580, 3.68%, 1/1/2032	230	222
Pool # BS4654, 2.39%, 3/1/2032	230	209
Pool # BL5680, 2.44%, 3/1/2032	359	323
Pool # BZ2434, 4.95%, 3/1/2032	1,132	1,159
Pool # AN5952, 3.01%, 7/1/2032	95	89
Pool # AN6149, 3.14%, 7/1/2032	130	121
Pool # BS5530, 3.30%, 7/1/2032	422	397
Pool # BS8070, 5.35%, 7/1/2032	400	419
Pool # BS6345, 3.91%, 8/1/2032	115	112
Pool # BZ0884, 5.37%, 9/1/2032	937	980
Pool # BS6822, 3.81%, 10/1/2032	220	213
Pool # BS8528, 4.31%, 10/1/2032	518	514
Pool # BS6872, 4.41%, 10/1/2032	85	85
Pool # BS6928, 4.55%, 10/1/2032	90	91
Pool # BS6954, 4.93%, 10/1/2032	174	179
Pool # BM6491, 1.46%, 11/1/2032 (h)	669	563
Pool # BM6492, 1.51%, 11/1/2032 (h)	846	713
Pool # BS6819, 4.12%, 11/1/2032	275	271
Pool # BS7090, 4.45%, 12/1/2032	504	505
Pool # BS8428, 4.41%, 1/1/2033	355	354
Pool # BS5357, 3.41%, 3/1/2033	169	158
Pool # BS8416, 4.56%, 5/1/2033	165	167
Pool # AN9752, 3.65%, 7/1/2033	307	293
Pool # BS5511, 3.45%, 8/1/2033	218	204
Pool # BS5127, 3.15%, 9/1/2033	130	119
Pool # BZ0430, 4.32%, 2/1/2034	450	445
Pool # BZ2030, 4.39%, 10/1/2034	850	837
Pool # BL7124, 1.93%, 6/1/2035	149	124
Pool # BZ0217, 5.22%, 8/1/2035	343	357
Pool # AN0375, 3.76%, 12/1/2035	156	148
Pool # BF0045, 4.50%, 3/1/2052	49	47
Pool # BF0091, 3.50%, 5/1/2056	211	193
Pool # BF0108, 4.50%, 6/1/2056	96	92
Pool # BF0189, 3.00%, 6/1/2057	129	112
Pool # BF0219, 3.50%, 9/1/2057	514	467
Pool # BF0230, 5.50%, 1/1/2058	192	199
Pool # BF0497, 3.00%, 7/1/2060	111	96
Pool # BF0537, 3.00%, 3/1/2061	443	383

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0561, 3.00%, 9/1/2061	585	504
Pool # BF0578, 2.50%, 12/1/2061	917	754
Pool # BF0580, 3.50%, 12/1/2061	101	92
Pool # BF0732, 2.50%, 6/1/2063	591	489
Pool # BF0733, 3.00%, 6/1/2063	539	465
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	11	11
Pool # 784602, 4.00%, 5/20/2038	59	57
Pool # BS8546, 2.50%, 12/20/2050	218	186
Pool # 785294, 3.50%, 1/20/2051	225	203
Pool # CA8452, 3.00%, 2/20/2051	331	298
Pool # CA9005, 3.00%, 2/20/2051	252	232
Pool # CB1543, 3.00%, 2/20/2051	244	218
Pool # CA3588, 3.50%, 2/20/2051	255	234
Pool # CB1536, 3.50%, 2/20/2051	570	527
Pool # CB1542, 3.00%, 3/20/2051	252	225
Pool # CB4433, 3.00%, 3/20/2051	377	331
Pool # CC0070, 3.00%, 3/20/2051	30	27
Pool # CC8726, 3.00%, 3/20/2051	51	45
Pool # CC8738, 3.00%, 3/20/2051	54	48
Pool # CC8723, 3.50%, 3/20/2051	635	583
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	30	28
Pool # CC8727, 3.00%, 4/20/2051	81	72
Pool # CC8739, 3.00%, 4/20/2051	241	216
Pool # CC8740, 3.00%, 4/20/2051	190	170
Pool # CC8751, 3.00%, 4/20/2051	43	38
Pool # CE9911, 3.00%, 7/20/2051	125	112
Pool # CE9913, 3.00%, 7/20/2051	72	64
Pool # CE9914, 3.00%, 7/20/2051	66	59
Pool # CE9915, 3.00%, 7/20/2051	119	107
Pool # CA3563, 3.50%, 7/20/2051	248	230
Pool # CE2586, 3.50%, 7/20/2051	264	242
Pool # CK1527, 3.50%, 12/20/2051	188	173
Pool # CJ8184, 3.50%, 1/20/2052	199	183
Pool # CK2716, 3.50%, 2/20/2052	169	153
Pool # CK8295, 5.00%, 3/20/2052	136	135
Pool # CN3557, 4.50%, 5/20/2052	108	106
Pool # CN3127, 5.00%, 8/20/2052	128	128
Pool # CU6748, 6.00%, 9/20/2053	260	267
Pool # DA2721, 5.50%, 3/20/2054	110	111
Pool # DB0470, 5.50%, 3/20/2054	731	742
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	166	151
Pool # CV6672, 5.00%, 7/20/2062	130	129
Pool # CU1093, 5.50%, 6/20/2063	82	83
Pool # CU1092, 6.00%, 6/20/2063	106	108

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CT6283, 6.00%, 7/20/2063	205	210
Pool # CW0095, 6.00%, 7/20/2063	146	149
Total Mortgage-Backed Securities (Cost $46,870)		46,005
Asset-Backed Securities — 0.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	25	24
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	170	168
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	101	99
Series 2016-3, Class AA, 3.00%, 10/15/2028	69	67
Series 2017-2, Class A, 3.60%, 10/15/2029	594	566
Series 2021-1, Class B, 3.95%, 7/11/2030	126	120
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	82	83
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	205	207
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	290	288
AMSR Trust
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	330	317
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	240	229
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	430	411
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (d)	284	260
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	285	288
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	155	158
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	445	430
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	510	490
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	575
Series 2024-1, Class D, 6.03%, 11/15/2029	170	173
Series 2024-2, Class C, 6.07%, 2/15/2030	610	619
Series 2025-1, Class D, 5.64%, 11/15/2030	610	616
Series 2025-4, Class C, 4.80%, 8/15/2031	506	505
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	65	64
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	503	502
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	253
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	176	160
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	247	250
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (d) (h)	325	322
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	230	231
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	423	424
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	270	271
COOPR Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.65%, 5/25/2060 (d) (g)	481	483
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	155	157
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	635	655

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	605	606
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	159	160
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	125	126
Series 2025-2, Class D, 4.90%, 12/15/2032	495	493
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	130	132
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	44	42
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	100	101
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	113	114
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	254
Series 2025-4A, Class C, 4.57%, 6/16/2031	600	597
Series 2025-3A, Class C, 5.09%, 10/15/2031	535	538
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	66	66
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	21	21
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	260	257
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	100	99
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	150	144
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	131	136
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	153	153
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	79	79
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	435	433
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	785	795
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	650	653
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	134	134
Series 2024-2A, Class B, 5.65%, 3/25/2038 (d)	233	236
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	174	176
Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	58	60
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	145	144
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	147	149
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	177	179
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	221	217
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	139	130
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	170	164
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	200	202
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	191	189
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	199	202
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	60	57
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	72	73
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	89	90
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (d)	310	303

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	515	504
Octane Receivables Trust
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	140	141
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	145	147
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (d)	127	127
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	295	296
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	176	178
Series 2026-1A, Class C, 4.86%, 5/15/2034 (d)	340	336
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	59	58
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	205	205
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	270	254
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (d)	545	550
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	225	210
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	500	461
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	250	246
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	96
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	100	94
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	125	118
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	285	270
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (d)	650	616
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	565	533
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (d)	315	292
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	799	765
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	999	951
Reach ABS Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	116	117
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600	602
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	90	90
Series 2024-2, Class C, 5.84%, 6/17/2030	480	489
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (d)	534	535
Series 2024-A, Class A4, 5.24%, 1/22/2029 (d)	269	269
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	145	150
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	170	176
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	325	330
Sierra Timeshare Receivables Funding LLC
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	52	53
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	60	60
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	75	75
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	234	235
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	295	6
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	379	376
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	105	104

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	34	33
Series 2018-1, Class A, 3.70%, 3/1/2030	78	75
Series 2024-1, Class AA, 5.45%, 2/15/2037	318	324
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	7	7
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	227	230
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	142	144
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (d)	99	99
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	100	101
Total Asset-Backed Securities (Cost $31,226)		31,297
Collateralized Mortgage Obligations — 0.5%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	130	130
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.36%, 7/25/2043 (d) (h)	190	194
FARM Mortgage Trust Series 2024-2, Class A, 5.17%, 8/1/2054 (d) (h)	189	174
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	203	175
Series 2018-1, Class M60C, 3.50%, 5/25/2057	144	134
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	188	177
Series 2018-2, Class M55D, 4.00%, 11/25/2057	238	225
Series 2018-4, Class M55D, 4.00%, 3/25/2058	116	110
Series 2019-1, Class MT, 3.50%, 7/25/2058	72	65
Series 2019-1, Class M55D, 4.00%, 7/25/2058	286	272
Series 2019-2, Class M55D, 4.00%, 8/25/2058	213	201
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	189
Series 2019-3, Class M55D, 4.00%, 10/25/2058	203	191
Series 2019-4, Class M55D, 4.00%, 2/25/2059	74	70
Series 2020-3, Class MT, 2.00%, 5/25/2060	603	486
Series 2022-1, Class MTU, 3.25%, 11/25/2061	71	62
Series 2024-2, Class MT, 3.50%, 5/25/2064	390	343
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	176	177
Series 3674, Class HZ, 5.50%, 5/15/2040	379	399
Series 4065, Class QB, 3.00%, 6/15/2042	185	175
Series 4116, Class UC, 2.50%, 10/15/2042	188	139
Series 4941, Class KG, 2.00%, 12/15/2047	463	394
Series 5190, Class LM, 2.50%, 1/25/2048	308	282
Series 4941, Class IA, IO, 4.50%, 7/25/2049	599	135
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,655	210
Series 5054, Class PB, 1.00%, 11/25/2050	377	298
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,536	311
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,205	154
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	55	57
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	94	95
Series 2002-T4, Class A1, 6.50%, 12/25/2041	11	11

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	56	56
Series 2018-72, Class VB, 3.50%, 10/25/2031	207	203
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	167
Series 2011-41, Class KA, 4.00%, 1/25/2041	1	1
Series 2011-126, Class JB, 2.50%, 12/25/2041	396	371
Series 2012-108, Class PL, 3.00%, 10/25/2042	113	102
Series 2022-4, Class TA, 1.00%, 4/25/2051	195	159
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,574	340
Series 2025-18, Class MA, 0.50%, 9/25/2054	528	451
Series 2019-7, Class CA, 3.50%, 11/25/2057	225	217
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	107	108
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	863	92
Series 2016-61, Class A, 2.00%, 9/20/2042	334	284
Series 2020-32, Class IA, IO, 4.08%, 3/16/2047 (h)	2,390	436
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	213
Series 2020-185, Class PE, 1.50%, 12/20/2050	223	173
Series 2021-83, Class KB, 1.25%, 5/20/2051	260	202
Series 2022-105, Class SG, IF, IO, 2.38%, 6/20/2052 (h)	1,042	95
Series 2022-151, Class B, 4.25%, 9/20/2052	150	122
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	687
Series 2012-H31, Class FD, 4.12%, 12/20/2062 (h)	24	24
Series 2024-57, Class PT, 4.50%, 4/20/2064	553	535
Series 2015-H16, Class FG, 4.22%, 7/20/2065 (h)	16	16
Series 2016-H13, Class FT, 4.36%, 5/20/2066 (h)	2	1
Series 2016-H26, Class FC, 4.78%, 12/20/2066 (h)	76	77
Series 2021-H14, Class YD, 7.01%, 6/20/2071 (h)	201	179
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (g)	643	625
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	400	401
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	68	68
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	325	325
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	398	400
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	650	650
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	840	844
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	152	152
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (d)	360	351
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	195	195
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	687	638
Series 2025-2, Class A1, 3.00%, 10/25/2035	645	601
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	220	221
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	340	306
Total Collateralized Mortgage Obligations (Cost $17,171)		17,123
Commercial Mortgage-Backed Securities — 0.1%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	170	167

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (d) (h)	235	230
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 5.95%, 6/10/2037 (d) (h)	705	712
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	231
Series K140, Class A2, 2.25%, 1/25/2032	262	234
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	185	178
FNMA ACES
Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028 (h)	1,274	43
Series 2017-M11, Class A2, 2.98%, 8/25/2029	123	119
Series 2020-M50, Class A2, 1.20%, 10/25/2030	115	111
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (h)	1,966	60
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (h)	185	161
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	365	323
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	575	33
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (h)	125	121
Series 2016-K56, Class B, 3.93%, 6/25/2049 (d) (h)	90	90
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (h)	465	462
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (h)	375	369
Series 2020-K737, Class B, 3.33%, 1/25/2053 (d) (h)	120	119
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.66%, 11/25/2053 (d) (h)	185	190
Series 2024-01, Class M7, 6.41%, 7/25/2054 (d) (h)	150	151
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	150	153
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	195	173
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 4.99%, 7/15/2040 (d) (h)	170	174
Total Commercial Mortgage-Backed Securities (Cost $4,595)		4,604
Foreign Government Securities — 0.1%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	460	461
Republic of Panama 5.23%, 2/23/2034	200	194
United Mexican States
5.85%, 7/2/2032	200	202
5.38%, 3/22/2033	422	412
5.63%, 2/9/2034	200	196
6.00%, 5/7/2036	200	199
6.88%, 5/13/2037	200	209
Total Foreign Government Securities (Cost $1,880)		1,873
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	56

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $52,883)	52,883	52,883
Total Investments — 99.9% (Cost $2,594,115)		3,523,208
Other Assets in Excess of Liabilities — 0.1%		4,299
NET ASSETS — 100.0%		3,527,507

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2026.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	214	06/18/2026	USD	26,870	(213)
S&P Midcap 400 E-Mini Index	105	06/18/2026	USD	35,674	343
U.S. Treasury 10 Year Note	58	06/18/2026	USD	6,439	(125)
U.S. Treasury Long Bond	13	06/18/2026	USD	1,477	(52)
MSCI ACWI Index	179	06/19/2026	USD	8,730	(265)
U.S. Treasury 2 Year Note	119	06/30/2026	USD	24,692	(72)
U.S. Treasury 5 Year Note	27	06/30/2026	USD	2,921	(45)
					(429)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(25)	06/18/2026	USD	(2,836)	(2)
U.S. Treasury Ultra Bond	(16)	06/18/2026	USD	(1,861)	57
					55
					(374)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$30,403	$894	$31,297
Collateralized Mortgage Obligations	—	16,772	351	17,123
Commercial Mortgage-Backed Securities	—	4,604	—	4,604
Corporate Bonds	—	59,318	—	59,318
Exchange-Traded Funds	968,669	—	—	968,669
Foreign Government Securities	—	1,873	—	1,873
Investment Companies	2,265,757	—	—	2,265,757
Mortgage-Backed Securities	—	46,005	—	46,005
Municipal Bonds	—	56	—	56
U.S. Treasury Obligations	—	75,623	—	75,623
Short-Term Investments
Investment Companies	52,883	—	—	52,883
Total Investments in Securities	$3,287,309	$234,654	$1,245	$3,523,208
Appreciation in Other Financial Instruments
Futures Contracts	$400	$—	$—	$400
Depreciation in Other Financial Instruments
Futures Contracts	$(774)	$—	$—	$(774)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(374)	$—	$—	$(374)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$104,120	$21,695	$26,865	$3,141	$10,859	$112,950	1,718	$2,969	$2,648
JPMorgan BetaBuilders International Equity ETF (a)	563,831	58,114	62,964	8,020	41,921	608,922	8,328	15,900	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	44,886	4,389	4,464	319	1,785	46,915	490	1,070	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	124,470	7,580	11,877	1,563	12,462	134,198	1,238	1,344	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	61,301	2,808	6,651	463	7,763	65,684	875	621	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	630,556	106,459	38,896	(6,760)	6,773	698,132	96,294	25,591	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	29,552	3,398	980	(36)	715	32,649	5,046	1,539	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	103,520	14,965	24,572	5,038	13,094	112,045	5,121	4,089	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,192,592	89,005	55,490	10,388	47,138	1,283,633	13,119	11,019	2,063
JPMorgan High Yield Fund Class R6 Shares (a)	126,122	23,186	8,560	(134)	(1,316)	139,298	21,464	6,568	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$—	$246	$246	$—	$—	$—	—	$— (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	51,786	275,148	274,051	—	—	52,883	52,883	1,787	—
Total	$3,032,736	$606,993	$515,616	$22,002	$141,194	$3,287,309		$72,497	$4,711

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
(c)	Amount rounds to less than one thousand.